Nature of Operations	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Nature of Operations

1.	Nature of Operations

Anfield Energy Inc. (the “Company”) is a publicly listed company incorporated in British Columbia on July 12, 1989. The Company’s shares are listed on the TSX Venture Exchange (“TSX.V”) under the symbol “AEC”, the Nasdaq Capital Market LLC (“NASDAQ”) under the symbol “AEC”, and the Frankfurt Stock Exchange under the symbol “OAD”. On September 16, 2022, 1,666,667 warrants of the Company commenced trading on TSX.V under the symbol “AEC.WT”. On September 18, 2025, the Company’s shares began trading on NASDAQ and ceased trading on the OTCQB Marketplace under the symbol “ANLDF”. The Company is engaged in mineral development and production. The Company’s head office and its registered and records offices are located at Suite 2005, 4390 Grange Street, Burnaby, British Columbia, V5H 1P6.

Effective August 1, 2025, the Company completed a share consolidation of its outstanding common shares on a 75-for-1 basis. The share and per share figures in these consolidated financial statements have been retroactively adjusted to reflect this share consolidation.